Exhibit 99.1
Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	September 2006
Distribution Date	10/16/06
Transaction Month	7
30/360 Days	30
Actual/360 Days	31
I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 4, 2006
Closing Date:	March 15, 2006

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,000,893,219.27	61,913	7.730%	59.94

	Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	$200,000,000.00	19.982%	4.83800%	March 15, 2007
Class A-2 Notes	$258,000,000.00	25.777%	5.13000%	February 16, 2009
Class A-3 Notes	$208,000,000.00	20.781%	5.13000%	June 15, 2010
Class A-4 Notes	$156,700,000.00	15.656%	5.26000%	November 15, 2012
Class B Notes	$28,200,000.00	2.817%	5.29000%	November 15, 2012
Class C Notes	$37,600,000.00	3.757%	5.34000%	November 15, 2012
Class D Notes	$32,900,000.00	3.287%	5.52000%	November 15, 2012

Total Securities	$921,400,000.00	92.058%

Overcollateralization	$18,893,614.04	1.888%
YSOA	$60,599,605.23	6.055%

Total Original Pool Balance	$1,000,893,219.27	100.00%
II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$—	—	$—	—	$—
Class A-2 Notes	$204,221,228.77	0.7915552	$182,349,944.45	0.7067827	$21,871,284.32
Class A-3 Notes	$208,000,000.00	1.0000000	$208,000,000.00	1.0000000	$—
Class A-4 Notes	$156,700,000.00	1.0000000	$156,700,000.00	1.0000000	$—
Class B Notes	$28,200,000.00	1.0000000	$28,200,000.00	1.0000000	$—
Class C Notes	$37,600,000.00	1.0000000	$37,600,000.00	1.0000000	$—
Class D Notes	$32,900,000.00	1.0000000	$32,900,000.00	1.0000000	$—

Total Securities	$667,621,228.77	0.7245726	$645,749,944.45	0.7008356	$21,871,284.32

Weighted Avg. Coupon (WAC)	7.63%		7.61%
Weighted Avg. Remaining Maturity (WARM)	53.45		52.56
Pool Receivables Balance	$745,923,579.12		$721,214,036.73
Remaining Number of Receivables	50,951		50,042

Adjusted Pool Balance	$697,810,274.42		$674,787,869.87
III. COLLECTIONS

Principal:
Principal Collections	$23,680,746.22
Repurchased Contract Proceeds Related to Principal	$—
Recoveries/Liquidation Proceeds	$103,239.35

Total Principal Collections	$23,783,985.57

Interest:
Interest Collections	$4,733,303.72
Late Fees & Other Charges	$65,477.44
Interest on Repurchase Principal	$—

Total Interest Collections	$4,798,781.16

Collection Account Interest	$107,439.80
Reserve Account Interest	$20,133.19
Servicer Advances	$—

Total Collections	$28,710,339.72

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	September 2006
Distribution Date	10/16/06
Transaction Month	7
30/360 Days	30
Actual/360 Days	31
IV. DISTRIBUTIONS

Total Collections	$28,710,339.72
Reserve Account Release	$—
Reserve Account Draw	$—

Total Available for Distribution	$28,710,339.72

	Amount Due	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	$621,602.98	$621,602.98	$621,602.98

Collection Account Interest			$107,439.80
Late Fees & Other Charges			$65,477.44

Total due to Servicer			$794,520.22

2. Class A Noteholders Interest:
Class A-1 Notes	$—	$—
Class A-2 Notes	$873,045.75	$873,045.75
Class A-3 Notes	$889,200.00	$889,200.00
Class A-4 Notes	$686,868.33	$686,868.33

Total Class A interest:	$2,449,114.08	$2,449,114.08	$2,449,114.08

3. First Priority Principal Distribution:	$—	$—	$—

4. Class B Noteholders Interest:	$124,315.00	$124,315.00	$124,315.00

5. Second Priority Principal Distribution:	$—	$—	$—

6. Class C Noteholders Interest:	$167,320.00	$167,320.00	$167,320.00

7. Third Priority Principal Distribution:	$—	$—	$—

8. Class D Noteholders Interest:	$151,340.00	$151,340.00	$151,340.00

Available Funds Remaining:			$25,023,730.42

9. Regular Principal Distribution Amount:			$21,871,284.32

	Distributable Amount	Paid Amount
Class A-1 Notes		$—
Class A-2 Notes		$21,871,284.32
Class A-3 Notes		$—
Class A-4 Notes		$—

Class A Notes Total:	$82,589,918.58	$21,871,284.32
Class B Notes Total:	$28,200,000.00	$—
Class C Notes Total:	$20,239,544.75	$—
Class D Notes Total:	$—	$—

Total Noteholders Principal		$21,871,284.32

10. Available Amounts Remaining to reserve account			3,152,446.10

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			3,152,446.10

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$48,113,304.70
Beginning Period Amount	$48,113,304.70
Current Period Amortization	$1,687,137.84
Ending Period Required Amount	$46,426,166.86
Ending Period Amount	$46,426,166.86
Next Distribution Date Required Amount	$44,764,205.46

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	September 2006
Distribution Date	10/16/06
Transaction Month	7
30/360 Days	30
Actual/360 Days	31
VI. RESERVE ACCOUNT

Beginning Period Required Amount	$4,701,468.07
Beginning Period Amount	$4,701,468.07
Current Period Release to Collection Account	$—
Current Period Deposit	$3,152,446.10
Current Period Release to Depositor	$3,152,446.10
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,701,468.07
Ending Period Amount	$4,701,468.07
VII. OVERCOLLATERALIZATION

	Beginning	Ending	Target
Overcollateralization Amount	$30,189,045.65	$29,037,925.42	$29,037,925.42
Overcollateralization as a % of Original Pool (unadjusted)	3.02%	2.90%	2.90%
Overcollateralization as a % of Current Pool (unadjusted)	4.05%	4.03%	4.03%
VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.45%	49,268	98.39%	$709,622,963.37
30 - 59 Days	1.15%	573	1.22%	$8,793,441.14
60 - 89 Days	0.27%	137	0.26%	$1,889,063.96
90 + Days	0.13%	64	0.13%	$908,568.26

		50,042		$721,214,036.73

Total
Delinquent Receivables 60 + days past due	0.40%	201	0.39%	$2,797,632.22
Delinquency Ratio 60+ for 1st Preceding Collection Period	0.43%	219	0.42%	$3,114,576.39
Delinquency Ratio 60+ for 2nd Preceding Collection Period	0.46%	240	0.46%	$3,521,644.60
Three-Month Average Delinquency Ratio	0.43%		0.42%

Repossession in Current Period				76
Repossession Inventory				109

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,028,796.17
Recoveries				$(103,239.35)

Net Charge-offs for Current Period				$925,556.82

Beginning Pool Balance for Current Period				$745,923,579.12

Net Loss Ratio				1.49%
Net Loss Ratio for 1st Preceding Collection Period				1.37%
Net Loss Ratio for 2nd Preceding Collection Period				1.10%

Three-Month Average Net Loss Ratio for Current Period				1.32%

Cumulative Net Losses for All Periods				$3,863,112.43
Cumulative Net Losses as a % of Initial Pool Balance				0.39%

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